Deconsolidation of Roan Hk (Details)	1 Months Ended
	Sep. 17, 2021 USD ($)	Sep. 17, 2021 HKD ($)
Deconsolidation of Roan Hk (Details) [Line Items]
Transaction of company	$ 282	$ 2,200
Roan HK [Member]
Deconsolidation of Roan Hk (Details) [Line Items]
Equity transfer interest	100.00%	100.00%